Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 11, 2026	Mar. 02, 2026	Jan. 28, 2026	Mar. 31, 2026	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Dividend and share repurchases as a percentage of net income						30.00%
Net proceeds from sale of vessels							$ 47,834	$ 0	$ 20,720
Subsequent Event
Subsequent Event [Line Items]
Cash dividend declared (in dollars per share)	$ 0.07
Cash dividend declared	$ 4,600
Subsequent Event | 2000-Built Ethylene-Capable Semi-Refrigerated Handysize Gas Carrier
Subsequent Event [Line Items]
Net proceeds from sale of vessels			$ 15,900
Gain from disposal of vessels			10,300
Subsequent Event | 2002 Built Semi-Refrigerated Small Gas Carrier
Subsequent Event [Line Items]
Net proceeds from sale of vessels			4,000
Gain from disposal of vessels			$ 1,800
Subsequent Event | Secured Debt | Senior Secured Pre- and Post-Delivery Term Loans
Subsequent Event [Line Items]
Debt instrument term		5 years
Extension period		12 months
Balloon repayment amount		$ 100,300
Basis spread on variable rate (as a percent)		1.50%
Subsequent Event | Forecast
Subsequent Event [Line Items]
Repurchase of common stock				$ 1,000
Former Director | Subsequent Event
Subsequent Event [Line Items]
Length of custodial sentence given					15 years
Fine imposed					$ 60
Damages awarded to affected parties					$ 173,000